Assets by operating segment	12 Months Ended
Dec. 31, 2021
Assets By Operating Segment
Assets by operating segment

30.	Assets by operating segment

The segmented information reflects the decision-making process for resource allocation and performance evaluation carried out by the Company’s Board of Executive Officers (as Chief Operating Decision Makers).

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Elimina-tions	Total

Consolidated assets by operating segment - 12.31.2021

Current assets	6,034	12,691	3,838	13,259	(5,673)	30,149
Non-current assets	107,112	21,697	6,751	8,639	—	144,199
Long-term receivables	5,042	2,212	322	6,758	—	14,334
Investments	393	970	119	28	—	1,510
Property, plant and equipment	99,033	18,419	6,241	1,637	—	125,330
Operating assets	87,210	16,086	3,739	1,373	—	108,408
Under construction	11,823	2,333	2,502	264	—	16,922
Intangible assets	2,644	96	69	216	—	3,025
Total Assets	113,146	34,388	10,589	21,898	(5,673)	174,348

Consolidated assets by operating segment - 12.31.2020

Current assets	5,333	8,170	1,975	15,337	(3,427)	27,388
Non-current assets	114,947	23,879	8,321	15,473	2	162,622
Long-term receivables	4,745	2,539	976	11,938	2	20,200
Investments	390	400	607	1,876	—	3,273
Property, plant and equipment	95,222	20,842	6,614	1,523	—	124,201
Operating assets	84,916	18,304	4,300	1,238	—	108,758
Under construction	10,305	2,537	2,315	286	—	15,443
Intangible assets	14,590	98	124	136	—	14,948
Total Assets	120,280	32,049	10,296	30,810	(3,425)	190,010

Accounting practices for segment information are described in note 12 – Net Income by Operating Segment.